Consolidated Statemenets of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (84,679)	$ (55,966)	$ (47,944)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	51,424	49,485	47,133
Loss on sale of assets	120	2,750	0
Impairment loss	91,293	17,163	22,826
Gain on debt extinguishment	(8,189)	0	(1,111)
Other non cash items	373	0	1,432
Amortization and write-off of deferred finance charges	2,457	3,063	2,793
Unrealized gain on derivatives	(146)	(411)	(606)
Unrealized foreign exchange gain	(244)	0	0
Share based compensation	120	120	120
Change in:
Accounts receivable	(2,373)	(1,695)	(2,010)
Due from Manager	25	345	(946)
Inventories	947	238	4,341
Accrued revenue	(1,765)	(90)	(341)
Prepaid expenses and other current assets	293	(340)	36
Due to Manager	0	0	(24)
Trade accounts payable	(486)	(1,679)	1,736
Accrued liabilities	(569)	411	(269)
Unearned revenue	1,500	84	(1,643)
Net Cash Provided by Operating Activities	50,101	13,478	25,523
Cash Flows from Investing Activities:
Vessel advances	(59,943)	(58,373)	(123,541)
Proceeds from sale of assets	20,510	29,000	0
Increase in bank time deposits	(37,635)	(51,452)	(1,500)
Maturity of bank time deposits	37,478	40,952	0
Net Cash Used in Investing Activities	(39,590)	(39,873)	(125,041)
Cash Flows from Financing Activities:
Proceeds from long-term debt	115,260	64,500	446,896
Principal payments of long-term debt	(122,805)	(148,529)	(243,659)
Dividends paid	(12,316)	(14,049)	(17,539)
Payment of deferred financing costs	(1,868)	(100)	(5,018)
Proceeds on issuance of common stock	0	16,494	0
Payment of common stock offering expenses	(18)	(361)	0
Repurchase of common stock	0	(120)	0
Repurchase of preferred stock	(114)	(1,710)	(590)
Tender offer redemption of preferred stock	(24,890)	0	0
Payment of tender offer expenses	(309)	0	0
Net Cash Provided by/(Used in) Financing Activities	(47,060)	(83,875)	180,090
Net increase/(decrease) in cash, cash equivalents and restricted cash	(36,549)	(110,270)	80,572
Effect of exchange rate changes on cash, cash equivalents and restricted cash	244	0	0
Cash, cash equivalents and restricted cash at beginning of year	92,815	203,085	122,513
Cash, cash equivalents and restricted cash at end of year	56,510	92,815	203,085
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	22,682	19,829	11,932
Non cash Investing And Financing Activities
Unpaid financing fees	85	18	753
Unpaid capital expenditure requirments	210	3,500	19
Reconciliation of Cash, cash equivalents and restricted cash:
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 92,815	$ 203,085	$ 203,085